27. FINANCIAL INSTRUMENTS (Details 3) - Recurring fair value measurement [Member]	Dec. 31, 2017	Dec. 31, 2016
Senior secured credit facilities [Member] | Term Loan B - U.S. Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Term Loan	100.13%	101.00%
8.875% Senior Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Term Loan	111.83%	104.44%